CONSOLIDATED STATEMENT OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended				6 Months Ended				38 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2013
Expenses:
Exploration	$ 2,859		$ 5,802		$ 4,071		$ 11,370		$ 29,294
General and administrative	2,261		9,628		4,355		13,888		65,540
Off-take arrangement fee (Note 7)	(438)				(438)				7,313
Warrant expense	1,750		5,619		5,051		5,619		11,017
Total expenses	6,432		21,049		13,039		30,877		113,164
Loss from operations	(6,432)		(21,049)		(13,039)		(30,877)		(113,164)
Other income (expense):
Derivative gains (losses)	(1,388)				1,512				(55,154)
Gain/(loss) on extinguishments	(1,740)				11,374				9,374
Write-down of assets	(579)				(581)				(581)
Interest, net	(8,222)		(1,871)		(16,610)		(1,871)		(25,910)
Total other expenses	(11,929)		(1,871)		(4,305)		(1,871)		(72,271)
Net loss	(18,361)		(22,920)		(17,344)		(32,748)		(185,435)
Net loss attributable to non-controlling interest			813				4,070		7,837
Net loss attributable to Prospect Global Resources Inc.	$ (18,361)		$ (22,107)		$ (17,344)		$ (28,678)		$ (177,598)
Earnings per share Basic and diluted
Loss per share (in dollars per share)	$ (6.77)	[1]	$ (20.21)	[1]	$ (8.24)	[1]	$ (30.41)	[1]	$ (152.06) [1]
Weighted average number of shares outstanding (in shares)	2,737		1,094		2,124		943		1,169

[1]	All common share amounts and computations using such amounts have been retroactively adjusted to reflect the September 4, 2013 1-for-50 reverse stock split.